Income Taxes - Summary of Valuation Allowance Activity (Details) - USD ($) $ in Millions	12 Months Ended		14 Months Ended
	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Income Tax Disclosure [Abstract]
Beginning balance	$ 387.6	$ 286.8
Additions charged to income tax expense	141.0	107.1	$ 113.0
Reductions credited to income tax expense	(359.0)	0.0	0.0
Reduction recorded to Other Comprehensive Income (Loss)	(34.7)	(6.3)	83.4
Ending balance	$ 134.9	$ 387.6	$ 286.8